Retirement Plans (Schedule Of Changes In Benefit Obligations And Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Postretirement Benefits Other Than Pensions [Member]
Retirement Plans [Line Items]
Service cost	$ 1.3	$ 1.2	$ 1.1
Interest cost	1.5	1.4	1.6
Benefit Obligation [Member]
Retirement Plans [Line Items]
Benefit obligation at beginning of year	27.9	28.1	24.8
Service cost	1.3	1.2	1.1
Interest cost	1.5	1.4	1.6
Actuarial (gain) loss due to: Change in discount rate	3.1	1.7	1.9
Actuarial (gain) loss due to: Experience	0.5	(3.7)	0.1
Actuarial (gain) loss due to: Other assumption changes	(2.7)		(0.6)
Benefits paid	(0.8)	(0.8)	(0.8)
Benefit obligation at end of year	30.8	27.9	28.1
U.S. [Member]
Retirement Plans [Line Items]
Company contributions	7.3	5.5
Funded status recognized in the balance sheet	(116.5)	(53.5)
U.S. [Member] | Benefit Obligation [Member]
Retirement Plans [Line Items]
Benefit obligation at beginning of year	190.4	171.9
Service cost	6.3	5.1
Interest cost	10.0	9.1
Actuarial (gain) loss due to: Change in discount rate	31.0	20.1
Actuarial (gain) loss due to: Experience	5.9	(9.9)
Actuarial (gain) loss due to: Other assumption changes	19.4	(1.8)
Benefits paid	(5.7)	(4.1)
Settlements	(0.3)
Benefit obligation at end of year	257.0	190.4
Non-U.S. [Member]
Retirement Plans [Line Items]
Funded status recognized in the balance sheet	(76.6)	(82.5)
Non-U.S. [Member] | Benefit Obligation [Member]
Retirement Plans [Line Items]
Benefit obligation at beginning of year	170.2	133.5
Service cost	12.3	10.0
Interest cost	7.6	6.5
Actuarial (gain) loss due to: Change in discount rate	9.5	9.4
Actuarial (gain) loss due to: Experience	(0.1)	3.5
Actuarial (gain) loss due to: Other assumption changes	(4.9)	2.6
Plan participants' contributions	0.2	0.2
Plan amendments	0.8	0.5
Benefits paid	(8.5)	(8.0)
Settlements	(25.3)	(1.9)
Curtailments	0.3	(0.2)
Special termination benefits	0.1	0.2
Acquisitions		10.0
Other	(0.1)	(0.2)
Translation difference	(1.6)	4.1
Benefit obligation at end of year	160.5	170.2
Fair Value Of Plan Assets [Member] | Postretirement Benefits Other Than Pensions [Member]
Retirement Plans [Line Items]
Company contributions	0.8	0.8	0.8
Benefits paid	(0.8)	(0.8)	(0.8)
Accrued postretirement benefit cost recognized in the balance sheet	(30.8)	(27.9)	(28.1)
Fair Value Of Plan Assets [Member] | U.S. [Member]
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	136.9	120.4
Actual return on plan assets	2.0	15.1
Company contributions	7.3	5.5
Benefits paid	(5.7)	(4.1)
Fair value of plan assets at year end	140.5	136.9
Fair Value Of Plan Assets [Member] | Non-U.S. [Member]
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	87.7	75.8
Actual return on plan assets	7.7	3.6
Company contributions	22.8	10.1
Plan participants' contributions	0.2	0.2
Benefits paid	(8.5)	(8.0)
Settlements	(25.3)	(1.9)
Acquisitions		6.5
Other	(0.1)	(0.1)
Translation difference	(0.6)	1.5
Fair value of plan assets at year end	$ 83.9	$ 87.7